Disclosure of accumulated other comprehensive loss (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Foreign currency translation adjustment	$ (31,277)	$ (28,829)
Pension and postretirement benefit plans	(348,306)	(333,287)
Tax effect	122,460	117,229
Net of tax amount	(225,846)	(216,058)
Unrealized holding gains on securities available-for-sale	172,969	230,746
Tax effect	(18,401)	(27,668)
Net of tax amount	154,568	203,078
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Cash Flow Hedges Effect Pretax	(447)	(1,057)
Tax effect	134	318
Net of tax amount	(313)	(739)
Accumulated other comprehensive income (loss)	$ (102,868)	$ (42,548)